Cover	12 Months Ended
Dec. 31, 2024
Entity Information [Line Items]
Central Index Key	0000826675
Registrant Name	Dynex Capital, Inc.
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false